Vanguard Consumer Staples Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)
Beverages (24.1%)
	Coca-Cola Co.	12,323,306	575,252
	PepsiCo Inc.	4,208,643	553,647
*	Monster Beverage Corp.	1,302,492	93,662
	Constellation Brands Inc. Class A	535,954	92,559
	Brown-Forman Corp. Class B	1,003,407	66,155
	Molson Coors Beverage Co. Class B	632,536	24,011
*	Boston Beer Co. Inc. Class A	40,270	22,742
	Coca-Cola Consolidated Inc.	29,417	7,161
*,^	National Beverage Corp.	87,285	4,974
	MGP Ingredients Inc.	83,429	3,129
*,^	New Age Beverages Corp.	719,954	1,087
			1,444,379
Food & Staples Retailing (20.3%)
	Walmart Inc.	4,276,195	530,505
	Costco Wholesale Corp.	852,769	263,054
	Walgreens Boots Alliance Inc.	2,548,749	109,443
	Sysco Corp.	1,661,147	91,629
	Kroger Co.	2,753,011	89,803
	Casey's General Stores Inc.	140,440	22,433
*	BJ's Wholesale Club Holdings Inc.	494,257	17,793
*	US Foods Holding Corp.	742,154	14,205
*	Sprouts Farmers Market Inc.	549,636	13,812
*	Performance Food Group Co.	437,560	11,661
*	United Natural Foods Inc.	389,171	7,628
	Weis Markets Inc.	118,579	6,608
	PriceSmart Inc.	120,042	6,528
	SpartanNash Co.	288,423	6,175
*,^	Rite Aid Corp.	462,383	6,071
	Ingles Markets Inc. Class A	127,465	5,431
*	Chefs' Warehouse Inc.	264,726	3,918
	Village Super Market Inc. Class A	105,353	2,521
	Andersons Inc.	184,455	2,391
*	Grocery Outlet Holding Corp.	43,301	1,594
			1,213,203
Food Products (19.5%)
	Mondelez International Inc. Class A	4,598,239	239,660
	General Mills Inc.	1,896,297	119,543
	Archer-Daniels-Midland Co.	1,861,263	73,166
	Kraft Heinz Co.	2,156,211	65,700
	Hershey Co.	478,623	64,940
	Tyson Foods Inc. Class A	962,808	59,155
	Conagra Brands Inc.	1,657,260	57,656
	McCormick & Co. Inc.	321,280	56,275
	Kellogg Co.	844,250	55,138

Hormel Foods Corp.	976,675	47,691
JM Smucker Co.	373,145	42,512
Lamb Weston Holdings Inc.	493,014	29,610
Campbell Soup Co.	437,384	22,298
Ingredion Inc.	241,917	20,377
* Post Holdings Inc.	223,252	19,436
* Freshpet Inc.	246,845	19,051
Bunge Ltd.	486,847	18,997
* Darling Ingredients Inc.	756,582	17,636
Flowers Foods Inc.	705,705	16,648
Sanderson Farms Inc.	97,901	12,925
* Hain Celestial Group Inc.	400,803	12,617
Lancaster Colony Corp.	81,134	12,451
* TreeHouse Foods Inc.	219,367	11,563
J&J Snack Foods Corp.	68,252	8,779
* Hostess Brands Inc. Class A	626,855	7,569
^ B&G Foods Inc.	325,229	7,552
* Simply Good Foods Co.	414,091	7,052
* Cal-Maine Foods Inc.	157,027	6,997
* Pilgrim's Pride Corp.	327,125	6,762
^ Tootsie Roll Industries Inc.	162,857	5,801
Calavo Growers Inc.	93,696	5,482
John B Sanfilippo & Son Inc.	60,369	5,248
Fresh Del Monte Produce Inc.	188,670	4,696
* Landec Corp.	322,012	3,436
* Farmer Bros Co.	128,260	989
* Beyond Meat Inc.	5,555	713
Limoneira Co.	16,981	227
		1,166,348
Household Products (23.8%)
Procter & Gamble Co.	7,577,442	878,377
Colgate-Palmolive Co.	2,610,062	188,786
Kimberly-Clark Corp.	1,116,951	157,981
Clorox Co.	414,288	85,447
Church & Dwight Co. Inc.	849,492	63,771
WD-40 Co.	70,611	13,547
Energizer Holdings Inc.	265,082	11,632
Spectrum Brands Holdings Inc.	208,391	9,861
* Central Garden & Pet Co. Class A	286,095	9,802
* Central Garden & Pet Co.	121,220	4,448
Reynolds Consumer Products Inc.	13,668	456
		1,424,108
Personal Products (3.5%)
Estee Lauder Cos. Inc. Class A	710,300	140,263
* Herbalife Nutrition Ltd.	445,107	19,513
Medifast Inc.	112,907	11,555
Nu Skin Enterprises Inc. Class A	242,440	9,014
* Edgewell Personal Care Co.	249,497	7,590
Inter Parfums Inc.	149,763	6,950
* USANA Health Sciences Inc.	77,317	6,550
* elf Beauty Inc.	271,113	4,647
Coty Inc. Class A	1,132,466	4,111
* BellRing Brands Inc. Class A	10,964	220
		210,413
Tobacco (8.4%)
Philip Morris International Inc.	3,764,326	276,151

Altria Group Inc.		5,484,930	214,186
Vector Group Ltd.		663,289	7,581
Universal Corp.		128,433	5,659
Turning Point Brands Inc.		18,489	444
			504,021
Total Common Stocks (Cost $5,686,693)			5,962,472
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
1,2 Vanguard Market Liquidity Fund
(Cost $30,745)	0.307%	307,477	30,748
Total Investments (100.1%) (Cost $5,717,438)			5,993,220
Other Assets and Liabilities—Net (-0.1%)2,3			(7,414)
Net Assets (100%)			5,985,806
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,878,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and acc ounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $16,726,000 was received for securities on loan.
3 Cash of $1,120,000 has been segregated as collateral for open over-the-counter swap contracts.

Derivative Financial Instruments Outstanding as of Period End
Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Campbell Soup Co.	2/2/21	GSI	9,368	(0.172)	—	(447)
McCormick & Co. Inc.	2/2/21	GSI	13,349	(0.172)	—	(212)
					—	(659)
1 Payment received/paid monthly.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected

Consumer Staples Index Fund

referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated wi th investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	5,962,472	—	—	5,962,472
Temporary Cash Investments	30,748	—	—	30,748

Consumer Staples Index Fund

Total	5,993,220	—	—	5,993,220
Derivative Financial Instruments
Liabilities
Swap Contracts	—	659	—	659